Related party transactions (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Mar. 31, 2021	Jun. 30, 2022
Other related party transactions
Net cash received from Ardagh		$ 206
Tax offset in invested capital		(34)
Other changes in intercompany balances		4
Other related party transactions	$ 0	$ 176	$ 0
AGSA
Related party borrowings and receivables
Transaction and other costs reimbursed	1		12
AGSA | Selling, general and administrative expenses
Related party borrowings and receivables
Corporate and business unit services	$ 9		$ 19